Quarterly Holdings Report
for
Fidelity® Small Cap Enhanced Index Fund
May 31, 2023
SCE-NPRT1-0723
1.870936.115
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.4%
Bandwidth, Inc. (a)	99,160	1,180,004
Cogent Communications Group, Inc.	49,564	3,049,177
Iridium Communications, Inc.	32,175	1,931,787
Ooma, Inc. (a)	83,256	1,108,970
		7,269,938
Entertainment - 0.5%
Lions Gate Entertainment Corp.:
Class A (a)	126,587	1,303,846
Class B (a)	145,789	1,412,695
Sphere Entertainment Co. (a)(b)	9,450	225,572
		2,942,113
Interactive Media & Services - 1.0%
Eventbrite, Inc. (a)	111,052	806,238
TrueCar, Inc. (a)	216,791	489,948
Vimeo, Inc. (a)	149,609	549,065
Yelp, Inc. (a)	104,764	3,509,594
Zedge, Inc. (a)	20,492	47,132
		5,401,977
Media - 0.2%
Quotient Technology, Inc. (a)	289,424	781,445
TEGNA, Inc.	23,373	362,048
		1,143,493
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	125,935	841,246
TOTAL COMMUNICATION SERVICES		17,598,767
CONSUMER DISCRETIONARY - 12.3%
Automobile Components - 0.7%
Luminar Technologies, Inc. (a)(b)	20,546	139,918
Modine Manufacturing Co. (a)	46,637	1,272,724
Standard Motor Products, Inc.	5,853	206,728
The Goodyear Tire & Rubber Co. (a)	107,810	1,480,231
Visteon Corp. (a)	6,473	864,663
		3,964,264
Automobiles - 0.4%
Winnebago Industries, Inc. (b)	41,086	2,286,025
Broadline Retail - 0.5%
ContextLogic, Inc. (a)(b)	227,858	1,597,285
Dillard's, Inc. Class A (b)	3,326	915,681
		2,512,966
Diversified Consumer Services - 1.1%
2U, Inc. (a)	191,934	767,736
Duolingo, Inc. (a)	25,777	3,855,466
Frontdoor, Inc. (a)	48,131	1,483,879
		6,107,081
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc. (b)	64,806	1,548,215
Denny's Corp. (a)	35,121	388,789
Dine Brands Global, Inc.	6,350	379,921
Everi Holdings, Inc. (a)	41,871	582,007
International Game Technology PLC (b)	92,914	2,279,180
Texas Roadhouse, Inc. Class A	35,322	3,811,244
Wingstop, Inc.	19,503	3,888,118
		12,877,474
Household Durables - 2.8%
Cavco Industries, Inc. (a)	3,502	871,928
Ethan Allen Interiors, Inc. (b)	5,730	143,422
Flexsteel Industries, Inc. (b)	18,297	334,835
Green Brick Partners, Inc. (a)	39,260	1,879,376
Installed Building Products, Inc. (b)	29,705	3,105,361
KB Home	13,100	567,623
M.D.C. Holdings, Inc.	27,593	1,111,446
M/I Homes, Inc. (a)	45,882	3,242,481
Meritage Homes Corp. (b)	6,619	763,369
Skyline Champion Corp. (a)	14,245	828,062
Taylor Morrison Home Corp. (a)	27,982	1,187,276
TRI Pointe Homes, Inc. (a)	20,018	584,726
		14,619,905
Leisure Products - 0.1%
Johnson Outdoors, Inc. Class A (b)	4,251	241,287
Nautilus, Inc. (a)(b)	101,906	129,421
		370,708
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	8,470	262,824
Academy Sports & Outdoors, Inc.	8,090	396,086
American Eagle Outfitters, Inc.	3,738	38,015
Asbury Automotive Group, Inc. (a)	8,330	1,741,886
CarParts.com, Inc. (a)	207,540	865,442
Designer Brands, Inc. Class A	16,638	104,320
Group 1 Automotive, Inc. (b)	10,766	2,406,309
Lithia Motors, Inc. Class A (sub. vtg.)	6,161	1,437,238
Monro, Inc. (b)	5,600	231,672
Murphy U.S.A., Inc.	11,883	3,284,699
National Vision Holdings, Inc. (a)	114,135	2,881,909
Sally Beauty Holdings, Inc. (a)	8,904	100,259
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	26,440	1,095,674
The Buckle, Inc. (b)	11,626	357,034
The Container Store Group, Inc. (a)	73,231	180,148
The ODP Corp. (a)	34,250	1,372,055
Winmark Corp.	419	136,590
		16,892,160
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	37,933	4,259,117
Lakeland Industries, Inc. (b)	23,640	258,858
Oxford Industries, Inc. (b)	7,702	769,738
Rocky Brands, Inc.	7,381	141,051
Wolverine World Wide, Inc.	22,449	300,368
		5,729,132
TOTAL CONSUMER DISCRETIONARY		65,359,715
CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	5,250	3,474,135
Primo Water Corp.	195,420	2,515,055
		5,989,190
Consumer Staples Distribution & Retail - 0.7%
Ingles Markets, Inc. Class A	17,002	1,364,751
Natural Grocers by Vitamin Cottage, Inc.	22,015	243,266
PriceSmart, Inc.	2,153	156,049
Sprouts Farmers Market LLC (a)	40,322	1,393,528
Weis Markets, Inc.	6,106	363,551
		3,521,145
Food Products - 1.1%
B&G Foods, Inc. Class A (b)	109,903	1,407,857
Cal-Maine Foods, Inc.	25,217	1,199,068
Hostess Brands, Inc. Class A (a)	106,008	2,637,479
Sovos Brands, Inc. (a)	31,178	592,070
		5,836,474
Household Products - 0.2%
Energizer Holdings, Inc.	33,822	1,102,597
Personal Care Products - 0.8%
elf Beauty, Inc. (a)	37,845	3,936,637
Herbalife Ltd. (a)	11,098	131,400
MediFast, Inc.	4,842	381,065
		4,449,102
Tobacco - 0.1%
Turning Point Brands, Inc.	19,335	404,875
TOTAL CONSUMER STAPLES		21,303,383
ENERGY - 5.6%
Energy Equipment & Services - 1.3%
Bristow Group, Inc. (a)	14,184	346,799
Championx Corp.	5,827	147,190
Helix Energy Solutions Group, Inc. (a)	116,850	733,818
Nabors Industries Ltd. (a)	15,481	1,295,760
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	150,696
Oceaneering International, Inc. (a)	51,039	781,407
Oil States International, Inc. (a)	17,544	111,580
Tidewater, Inc. (a)	35,674	1,598,552
U.S. Silica Holdings, Inc. (a)	18,517	209,798
Weatherford International PLC (a)	30,708	1,733,160
		7,108,760
Oil, Gas & Consumable Fuels - 4.3%
Ardmore Shipping Corp. (b)	39,697	464,852
Callon Petroleum Co. (a)	22,765	697,292
Civitas Resources, Inc.	15,180	1,014,024
CONSOL Energy, Inc.	22,284	1,202,445
CVR Energy, Inc. (b)	40,854	956,392
Delek U.S. Holdings, Inc.	107,467	2,366,423
DHT Holdings, Inc.	47,206	363,014
Dorian LPG Ltd.	13,298	306,918
Earthstone Energy, Inc. (a)(b)	15,147	181,915
Frontline PLC (NY Shares)	20,237	285,949
International Seaways, Inc.	11,504	414,719
Kosmos Energy Ltd. (a)	177,532	1,058,091
Magnolia Oil & Gas Corp. Class A	65,479	1,265,709
Matador Resources Co.	23,580	1,036,813
Murphy Oil Corp.	109,848	3,822,710
Par Pacific Holdings, Inc. (a)	51,146	1,090,433
PBF Energy, Inc. Class A	20,186	743,047
Permian Resource Corp. Class A (b)	85,582	798,480
Scorpio Tankers, Inc.	16,755	766,876
SM Energy Co.	92,023	2,419,285
Talos Energy, Inc. (a)	27,459	338,020
Teekay Tankers Ltd.	3,661	132,272
World Fuel Services Corp.	51,026	1,166,965
		22,892,644
TOTAL ENERGY		30,001,404
FINANCIALS - 13.9%
Banks - 6.8%
1st Source Corp.	14,701	604,652
Atlantic Union Bankshares Corp.	60,643	1,550,035
Axos Financial, Inc. (a)	35,165	1,329,940
BancFirst Corp.	36,317	3,071,329
Bancorp, Inc., Delaware (a)	20,795	641,734
Banner Corp.	22,503	973,705
Berkshire Hills Bancorp, Inc.	44,759	915,322
Cadence Bank	33,200	596,272
Capital City Bank Group, Inc.	2,442	73,431
Cathay General Bancorp	9,958	291,172
Central Pacific Financial Corp.	21,241	310,331
Community Trust Bancorp, Inc.	8,634	290,966
Financial Institutions, Inc.	18,529	291,091
First Bancorp, Puerto Rico	164,659	1,837,594
First Busey Corp.	53,359	997,813
First Commonwealth Financial Corp.	236,622	2,993,268
First Financial Bankshares, Inc.	57,357	1,485,546
Fulton Financial Corp.	178,264	1,989,426
Great Southern Bancorp, Inc.	27,687	1,346,419
Heartland Financial U.S.A., Inc.	5,079	140,130
Lakeland Financial Corp.	36,091	1,812,851
Mercantile Bank Corp.	3,473	90,402
Midland States Bancorp, Inc.	11,254	217,652
NBT Bancorp, Inc.	25,272	847,876
Northwest Bancshares, Inc. (b)	55,824	586,710
OFG Bancorp	13,786	334,448
Park National Corp. (b)	1,332	131,535
Peapack-Gladstone Financial Corp.	13,620	359,432
Preferred Bank, Los Angeles	19,025	877,433
Provident Financial Services, Inc.	44,409	705,215
Renasant Corp.	41,747	1,090,432
S&T Bancorp, Inc.	7,779	208,633
Sierra Bancorp	17,630	281,904
Simmons First National Corp. Class A	2,997	48,761
Stellar Bancorp, Inc.	18,155	422,285
Tompkins Financial Corp.	5,096	266,521
Triumph Bancorp, Inc. (a)	26,870	1,395,090
Trustmark Corp.	3,966	82,810
UMB Financial Corp.	20,491	1,160,610
Univest Corp. of Pennsylvania	15,294	271,163
Veritex Holdings, Inc.	10,315	178,140
Washington Federal, Inc.	74,450	1,936,445
Westamerica Bancorp.	23,169	876,483
		35,913,007
Capital Markets - 2.9%
Assetmark Financial Holdings, Inc. (a)	54,048	1,517,668
BGC Partners, Inc. Class A	96,199	391,530
Federated Hermes, Inc.	76,247	2,625,184
Focus Financial Partners, Inc. Class A (a)	1,889	98,398
Open Lending Corp. (a)	212,112	2,150,816
Oppenheimer Holdings, Inc. Class A (non-vtg.)	16,935	664,021
PJT Partners, Inc.	7,062	475,979
Stifel Financial Corp.	46,897	2,606,066
StoneX Group, Inc. (a)	18,960	1,522,298
Virtus Investment Partners, Inc.	15,466	2,950,603
WisdomTree Investments, Inc.	38,127	259,264
		15,261,827
Consumer Finance - 1.1%
Bread Financial Holdings, Inc. (b)	63,533	1,790,360
EZCORP, Inc. (non-vtg.) Class A (a)	25,594	213,454
LendingTree, Inc. (a)	31,925	583,908
PROG Holdings, Inc. (a)	92,285	3,011,260
Regional Management Corp.	14,475	378,521
		5,977,503
Financial Services - 1.1%
Compass Diversified Holdings	29,117	571,276
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	15,090	2,019,193
i3 Verticals, Inc. Class A (a)	8,198	187,324
NMI Holdings, Inc. (a)	46,722	1,175,058
Paysafe Ltd. (a)	66,938	646,621
StoneCo Ltd. Class A (a)	65,755	823,910
Waterstone Financial, Inc.	34,548	467,089
		5,890,471
Insurance - 1.4%
Amerisafe, Inc.	13,189	673,430
BRP Group, Inc. (a)	6,286	126,097
Employers Holdings, Inc.	25,050	905,808
Goosehead Insurance (a)	5,894	325,231
Hippo Holdings, Inc. (a)	5,200	81,744
Kinsale Capital Group, Inc.	10,575	3,204,014
Oscar Health, Inc. (a)	76,778	563,551
Safety Insurance Group, Inc.	2,361	171,928
Selective Insurance Group, Inc.	4,597	444,668
Trupanion, Inc. (a)(b)	50,240	1,128,893
		7,625,364
Mortgage Real Estate Investment Trusts - 0.6%
Apollo Commercial Real Estate Finance, Inc.	27,336	275,820
Blackstone Mortgage Trust, Inc. (b)	67,364	1,225,351
BrightSpire Capital, Inc.	15,643	92,607
KKR Real Estate Finance Trust, Inc.	119,558	1,342,636
TPG RE Finance Trust, Inc.	80,657	510,559
		3,446,973
TOTAL FINANCIALS		74,115,145
HEALTH CARE - 16.0%
Biotechnology - 7.1%
2seventy bio, Inc. (a)	30,403	362,100
Adverum Biotechnologies, Inc. (a)	173,968	213,981
Affimed NV (a)	81,785	71,946
Agenus, Inc. (a)	196,780	306,977
Agios Pharmaceuticals, Inc. (a)	2,210	55,869
Akebia Therapeutics, Inc. (a)(b)	396,648	412,514
Akero Therapeutics, Inc. (a)	15,424	687,602
Alector, Inc. (a)	44,330	329,815
Alkermes PLC (a)	50,492	1,460,734
Allakos, Inc. (a)(b)	66,875	333,038
Amicus Therapeutics, Inc. (a)	79,924	899,944
Anika Therapeutics, Inc. (a)	8,145	220,648
Apellis Pharmaceuticals, Inc. (a)	18,827	1,616,298
Arbutus Biopharma Corp. (a)(b)	105,053	261,582
Arcellx, Inc. (a)	6,556	289,447
Arcturus Therapeutics Holdings, Inc. (a)	21,431	585,924
Arcus Biosciences, Inc. (a)	15,004	308,182
Arrowhead Pharmaceuticals, Inc. (a)	17,815	613,014
Assembly Biosciences, Inc. (a)	88,168	84,447
Atara Biotherapeutics, Inc. (a)	141,924	217,144
Atreca, Inc. (a)(b)	71,252	71,252
Aurinia Pharmaceuticals, Inc. (a)	9,128	81,787
Beam Therapeutics, Inc. (a)(b)	6,310	201,289
BioCryst Pharmaceuticals, Inc. (a)	61,158	505,777
Biohaven Ltd. (a)	32,503	569,128
bluebird bio, Inc. (a)(b)	97,007	324,973
Blueprint Medicines Corp. (a)	9,609	543,101
Bolt Biotherapeutics, Inc. (a)(b)	50,695	87,195
BridgeBio Pharma, Inc. (a)(b)	54,734	750,950
C4 Therapeutics, Inc. (a)	33,508	113,592
CareDx, Inc. (a)	23,927	190,937
Carisma Therapeutics, Inc.	15,224	86,320
Carisma Therapeutics, Inc. rights (a)(c)	304,482	3
Catalyst Pharmaceutical Partners, Inc. (a)	6,844	79,048
Celldex Therapeutics, Inc. (a)	3,305	105,099
Cogent Biosciences, Inc. (a)	28,494	334,520
Coherus BioSciences, Inc. (a)(b)	61,882	253,097
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,977	18,722
Cytokinetics, Inc. (a)	13,958	526,077
CytomX Therapeutics, Inc. (a)	106,678	182,419
Deciphera Pharmaceuticals, Inc. (a)	37,045	500,108
Denali Therapeutics, Inc. (a)	18,724	565,839
Eagle Pharmaceuticals, Inc. (a)	6,227	129,210
Editas Medicine, Inc. (a)(b)	49,225	451,886
Emergent BioSolutions, Inc. (a)	42,669	363,967
Fate Therapeutics, Inc. (a)(b)	71,015	358,626
FibroGen, Inc. (a)	5,235	90,304
Fortress Biotech, Inc. (a)(b)	54,189	29,154
Gritstone Bio, Inc. (a)(b)	76,699	148,029
Gt Biopharma, Inc. (a)	32,905	7,410
Halozyme Therapeutics, Inc. (a)	25,584	829,689
Heron Therapeutics, Inc. (a)(b)	175,793	200,404
Homology Medicines, Inc. (a)(b)	41,073	40,116
ImmunoGen, Inc. (a)	89,732	1,223,944
Infinity Pharmaceuticals, Inc. (a)(b)	169,523	28,819
Insmed, Inc. (a)	43,896	835,341
Intellia Therapeutics, Inc. (a)	22,312	831,345
Intercept Pharmaceuticals, Inc. (a)	28,209	297,323
Ironwood Pharmaceuticals, Inc. Class A (a)	7,869	85,615
Iveric Bio, Inc. (a)	18,459	696,827
Jounce Therapeutics, Inc. rights (a)(c)	118,367	1
Kalvista Pharmaceuticals, Inc. (a)	41,259	402,275
Karuna Therapeutics, Inc. (a)	5,555	1,258,485
Karyopharm Therapeutics, Inc. (a)(b)	112,014	253,152
Kezar Life Sciences, Inc. (a)	23,776	66,097
Kodiak Sciences, Inc. (a)	36,969	219,226
Krystal Biotech, Inc. (a)	2,738	322,673
Kura Oncology, Inc. (a)	25,947	345,614
Macrogenics, Inc. (a)	51,098	238,628
Madrigal Pharmaceuticals, Inc. (a)	4,832	1,345,277
Mersana Therapeutics, Inc. (a)	29,291	220,268
MiMedx Group, Inc. (a)	35,812	209,858
Mustang Bio, Inc. (a)(b)	4,658	29,765
Myriad Genetics, Inc. (a)	7,410	163,465
Nurix Therapeutics, Inc. (a)	30,648	310,158
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Organogenesis Holdings, Inc. Class A (a)	20,900	75,867
ORIC Pharmaceuticals, Inc. (a)(b)	88,202	444,538
Ovid Therapeutics, Inc. (a)(b)	59,108	209,242
Passage Bio, Inc. (a)	38,538	36,650
Pieris Pharmaceuticals, Inc. (a)(b)	81,145	68,803
Precigen, Inc. (a)	127,294	151,480
Prometheus Biosciences, Inc. (a)	5,550	1,102,785
Protagonist Therapeutics, Inc. (a)	26,155	681,861
Prothena Corp. PLC (a)	3,001	199,356
PTC Therapeutics, Inc. (a)	24,489	1,027,803
Puma Biotechnology, Inc. (a)	41,309	138,385
Revolution Medicines, Inc. (a)	9,695	241,696
Rigel Pharmaceuticals, Inc. (a)	123,558	172,981
Rocket Pharmaceuticals, Inc. (a)	27,281	570,991
Sage Therapeutics, Inc. (a)	6,839	338,531
Sangamo Therapeutics, Inc. (a)	177,187	198,449
Selecta Biosciences, Inc. (a)(b)	85,524	100,918
Surface Oncology, Inc. (a)(b)	60,289	47,333
Sutro Biopharma, Inc. (a)	49,542	222,444
Syndax Pharmaceuticals, Inc. (a)	25,782	514,867
TCR2 Therapeutics, Inc. (a)	66,033	97,729
TG Therapeutics, Inc. (a)	24,023	639,732
Travere Therapeutics, Inc. (a)	27,942	499,882
Vanda Pharmaceuticals, Inc. (a)	46,697	277,847
Vaxcyte, Inc. (a)	13,310	659,111
Veracyte, Inc. (a)	4,940	127,847
Vericel Corp. (a)	3,194	102,591
Vir Biotechnology, Inc. (a)	9,576	255,392
Voyager Therapeutics, Inc. (a)	45,215	514,999
Xbiotech, Inc. (a)	12,960	66,031
Xencor, Inc. (a)	5,090	137,939
Y-mAbs Therapeutics, Inc. (a)	21,928	178,275
Zentalis Pharmaceuticals, Inc. (a)	19,677	512,389
		38,070,134
Health Care Equipment & Supplies - 4.7%
Accuray, Inc. (a)(b)	343,316	1,266,836
Artivion, Inc. (a)	47,507	711,655
Atricure, Inc. (a)	36,029	1,620,224
Avanos Medical, Inc. (a)	97,751	2,394,900
Cerus Corp. (a)	243,112	520,260
Embecta Corp.	6,166	170,613
Figs, Inc. Class A (a)(b)	19,915	164,100
Inari Medical, Inc. (a)(b)	20,399	1,232,100
Inspire Medical Systems, Inc. (a)	6,648	1,944,474
Integer Holdings Corp. (a)	10,295	842,749
IRadimed Corp.	5,532	260,170
Lantheus Holdings, Inc. (a)	47,272	4,093,282
LivaNova PLC (a)	9,102	403,037
Merit Medical Systems, Inc. (a)	38,284	3,154,602
Omnicell, Inc. (a)	4,773	350,434
Shockwave Medical, Inc. (a)	11,213	3,084,584
SurModics, Inc. (a)	29,063	532,725
Tactile Systems Technology, Inc. (a)(b)	26,277	552,343
Zimvie, Inc. (a)	181,160	1,807,977
		25,107,065
Health Care Providers & Services - 1.5%
23andMe Holding Co. Class A (a)(b)	96,489	185,259
Addus HomeCare Corp. (a)	8,104	730,576
AMN Healthcare Services, Inc. (a)	12,341	1,171,901
DocGo, Inc. Class A (a)	2,798	25,042
Invitae Corp. (a)(b)	360,522	385,759
National Healthcare Corp.	17,743	1,077,000
Option Care Health, Inc. (a)	114,674	3,159,269
Patterson Companies, Inc.	26,988	706,816
The Ensign Group, Inc.	4,940	437,733
		7,879,355
Health Care Technology - 0.7%
Computer Programs & Systems, Inc. (a)	14,296	341,103
Health Catalyst, Inc. (a)	7,175	80,791
HealthStream, Inc.	45,408	1,045,292
Nextgen Healthcare, Inc. (a)	74,408	1,158,533
Phreesia, Inc. (a)	31,284	939,146
		3,564,865
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	26,096	181,889
Adaptive Biotechnologies Corp. (a)	71,283	496,130
Codexis, Inc. (a)	52,093	115,126
Medpace Holdings, Inc. (a)	8,357	1,729,648
Nanostring Technologies, Inc. (a)	55,716	328,167
Pacific Biosciences of California, Inc. (a)	30,991	383,669
Phenomex, Inc. (a)	57,506	40,254
Quanterix Corp. (a)	17,005	333,468
		3,608,351
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	6,735	56,237
Amneal Pharmaceuticals, Inc. (a)	77,432	181,191
Amphastar Pharmaceuticals, Inc. (a)	17,943	796,131
Amylyx Pharmaceuticals, Inc. (a)	4,282	105,723
Arvinas Holding Co. LLC (a)	11,736	256,197
Atea Pharmaceuticals, Inc. (a)	39,227	156,516
Axsome Therapeutics, Inc. (a)	4,075	300,654
Corcept Therapeutics, Inc. (a)	29,062	682,666
Esperion Therapeutics, Inc. (a)	133,227	181,189
Intra-Cellular Therapies, Inc. (a)	18,480	1,097,342
Nektar Therapeutics (a)	69,233	40,162
NGM Biopharmaceuticals, Inc. (a)	28,902	87,573
Odonate, Inc. (a)(b)	72,556	130,601
Pacira Biosciences, Inc. (a)	6,696	254,649
Phathom Pharmaceuticals, Inc. (a)	10,251	120,552
Prestige Brands Holdings, Inc. (a)	18,756	1,073,406
Reata Pharmaceuticals, Inc. (a)	3,307	297,795
Relmada Therapeutics, Inc. (a)	52,182	148,197
Revance Therapeutics, Inc. (a)	9,915	303,002
Supernus Pharmaceuticals, Inc. (a)	8,208	272,013
WAVE Life Sciences (a)	41,740	165,290
		6,707,086
TOTAL HEALTH CARE		84,936,856
INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	3,867	210,674
Astronics Corp. (a)	39,961	635,380
Park Aerospace Corp.	10,558	138,310
Parsons Corp. (a)	73,340	3,277,565
		4,261,929
Air Freight & Logistics - 0.5%
Forward Air Corp.	19,704	1,916,608
Hub Group, Inc. Class A (a)	9,594	705,735
		2,622,343
Building Products - 1.5%
Apogee Enterprises, Inc.	44,952	1,659,178
AZZ, Inc.	7,476	260,987
Janus International Group, Inc. (a)	20,110	177,571
Jeld-Wen Holding, Inc. (a)	49,706	650,652
PGT Innovations, Inc. (a)	72,354	1,799,444
Resideo Technologies, Inc. (a)	71,708	1,149,479
Simpson Manufacturing Co. Ltd.	2,400	283,656
UFP Industries, Inc.	21,645	1,690,475
		7,671,442
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	14,716	649,859
ACV Auctions, Inc. Class A (a)	96,913	1,651,398
Brady Corp. Class A	7,403	352,975
Cimpress PLC (a)	58,483	2,794,318
HNI Corp.	3,438	87,669
Interface, Inc.	43,121	298,829
Liquidity Services, Inc. (a)	4,801	72,639
The Brink's Co.	54,330	3,614,575
		9,522,262
Construction & Engineering - 1.7%
API Group Corp. (a)	15,951	360,493
Comfort Systems U.S.A., Inc.	14,247	2,108,271
Dycom Industries, Inc. (a)	4,185	424,485
EMCOR Group, Inc.	28,111	4,633,817
MYR Group, Inc. (a)	12,900	1,644,750
		9,171,816
Electrical Equipment - 2.5%
Array Technologies, Inc. (a)	25,720	570,212
Atkore, Inc. (a)	27,143	3,169,488
Encore Wire Corp. (b)	11,500	1,882,205
EnerSys (b)	31,909	3,103,788
Enovix Corp. (a)(b)	64,030	849,678
Preformed Line Products Co.	12,841	1,973,790
Regal Rexnord Corp.	11,000	1,428,790
Thermon Group Holdings, Inc. (a)	17,785	407,988
		13,385,939
Ground Transportation - 0.4%
Marten Transport Ltd.	79,285	1,676,878
Saia, Inc. (a)	1,975	561,216
		2,238,094
Machinery - 3.6%
Alamo Group, Inc.	2,192	364,880
Albany International Corp. Class A	2,232	189,541
Barnes Group, Inc.	76,954	3,028,140
Chart Industries, Inc. (a)(b)	5,456	598,687
Enerpac Tool Group Corp. Class A	2,534	64,414
EnPro Industries, Inc.	2,768	279,789
Franklin Electric Co., Inc.	12,308	1,119,536
Gorman-Rupp Co.	6,777	162,174
Hurco Companies, Inc.	20,022	421,463
Hyster-Yale Materials Handling, Inc. Class A	23,108	1,080,530
Kadant, Inc.	6,083	1,154,067
L.B. Foster Co. Class A (a)	6,670	88,378
Mueller Industries, Inc.	16,722	1,241,776
Mueller Water Products, Inc. Class A	102,820	1,408,634
Proto Labs, Inc. (a)	14,148	435,192
SPX Technologies, Inc. (a)	28,897	2,206,575
Tennant Co. (b)	4,980	364,038
Wabash National Corp.	27,573	646,587
Watts Water Technologies, Inc. Class A	21,953	3,478,453
Xylem, Inc.	7,385	739,977
		19,072,831
Marine Transportation - 0.2%
Matson, Inc.	16,043	1,096,218
Passenger Airlines - 0.2%
Allegiant Travel Co. (a)	7,252	706,997
Mesa Air Group, Inc. (a)	87,564	143,605
Sun Country Airlines Holdings, Inc. (a)	18,475	347,330
		1,197,932
Professional Services - 2.9%
Barrett Business Services, Inc.	24,966	2,097,144
Conduent, Inc. (a)	84,335	255,535
CRA International, Inc.	9,840	911,873
CSG Systems International, Inc.	63,195	3,032,096
ExlService Holdings, Inc. (a)	24,909	3,759,764
Heidrick & Struggles International, Inc.	29,980	727,015
Huron Consulting Group, Inc. (a)	10,500	853,440
Insperity, Inc.	2,388	264,399
Resources Connection, Inc.	5,890	89,999
TriNet Group, Inc. (a)(b)	19,794	1,759,093
Ttec Holdings, Inc.	37,038	1,174,845
Upwork, Inc. (a)	84,237	690,743
		15,615,946
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	7,120	875,475
Beacon Roofing Supply, Inc. (a)	37,440	2,393,914
DXP Enterprises, Inc. (a)	3,359	107,387
Global Industrial Co.	36,717	913,519
GMS, Inc. (a)	28,353	1,795,595
Rush Enterprises, Inc. Class A	30,746	1,607,093
Titan Machinery, Inc. (a)	20,066	506,667
Transcat, Inc. (a)	2,850	240,911
Triton International Ltd.	7,343	606,826
Veritiv Corp. (b)	4,199	443,372
		9,490,759
TOTAL INDUSTRIALS		95,347,511
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	444,261	1,848,126
Digi International, Inc. (a)	2,835	101,918
Extreme Networks, Inc. (a)	150,324	3,096,674
Harmonic, Inc. (a)	38,753	682,440
		5,729,158
Electronic Equipment, Instruments & Components - 2.9%
Arlo Technologies, Inc. (a)	16,501	159,565
Badger Meter, Inc.	10,877	1,499,612
Belden, Inc.	43,313	3,789,454
Benchmark Electronics, Inc.	73,767	1,741,639
Daktronics, Inc. (a)(b)	21,956	138,103
ePlus, Inc. (a)	2,936	145,009
Fabrinet (a)	5,032	569,723
Insight Enterprises, Inc. (a)	23,946	3,237,978
Kimball Electronics, Inc. (a)	68,148	1,690,070
PC Connection, Inc.	18,741	842,783
Sanmina Corp. (a)	26,040	1,381,162
ScanSource, Inc. (a)	19,047	547,792
		15,742,890
IT Services - 0.1%
Perficient, Inc. (a)	4,504	344,421
Semiconductors & Semiconductor Equipment - 2.5%
Axcelis Technologies, Inc. (a)	16,485	2,597,212
CEVA, Inc. (a)	5,917	148,043
Diodes, Inc. (a)	35,659	3,203,605
Impinj, Inc. (a)	8,684	888,721
Lattice Semiconductor Corp. (a)	33,352	2,711,851
MaxLinear, Inc. Class A (a)	33,444	976,899
PDF Solutions, Inc. (a)	41,488	1,752,868
Photronics, Inc. (a)	49,355	1,047,807
		13,327,006
Software - 6.7%
8x8, Inc. (a)(b)	320,420	1,307,314
Blackbaud, Inc. (a)	11,322	830,582
BlackLine, Inc. (a)	9,095	473,577
Box, Inc. Class A (a)	28,128	792,366
CommVault Systems, Inc. (a)	40,360	2,812,688
Couchbase, Inc. (a)	10,850	222,642
Domo, Inc. Class B (a)	165,082	2,220,353
LivePerson, Inc. (a)	125,458	461,685
Liveramp Holdings, Inc. (a)	124,117	3,021,008
Momentive Global, Inc. (a)	58,069	548,752
Pagerduty, Inc. (a)	18,095	492,365
Progress Software Corp.	26,877	1,612,620
PROS Holdings, Inc. (a)	28,205	855,176
Q2 Holdings, Inc. (a)	92,537	2,694,677
Qualys, Inc. (a)	27,669	3,493,488
Rapid7, Inc. (a)	15,050	718,186
SecureWorks Corp. (a)	33,777	272,580
Sprout Social, Inc. (a)	26,175	1,133,639
SPS Commerce, Inc. (a)	26,899	4,190,864
Tenable Holdings, Inc. (a)	33,819	1,386,241
Upland Software, Inc. (a)	36,104	101,452
Varonis Systems, Inc. (a)	82,227	2,160,926
Verint Systems, Inc. (a)	11,601	416,244
Yext, Inc. (a)	248,178	2,280,756
Zuora, Inc. (a)	113,288	1,222,378
		35,722,559
Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf, Inc. (a)(b)(c)	76,984	19,246
Super Micro Computer, Inc. (a)	23,653	5,297,082
Xerox Holdings Corp.	41,434	582,976
		5,899,304
TOTAL INFORMATION TECHNOLOGY		76,765,338
MATERIALS - 4.6%
Chemicals - 2.2%
AdvanSix, Inc.	7,295	240,006
American Vanguard Corp.	53,841	918,527
Avient Corp.	17,863	652,000
Balchem Corp.	1,593	196,943
Ecovyst, Inc. (a)	122,553	1,230,432
FutureFuel Corp.	47,346	401,968
H.B. Fuller Co.	21,789	1,371,400
Hawkins, Inc.	2,118	99,419
Innospec, Inc.	15,775	1,456,979
Minerals Technologies, Inc.	13,959	776,260
Orion Engineered Carbons SA	96,181	2,230,437
Rayonier Advanced Materials, Inc. (a)	35,794	121,700
Sensient Technologies Corp.	24,963	1,798,085
		11,494,156
Construction Materials - 0.2%
Summit Materials, Inc.	39,245	1,241,319
Containers & Packaging - 0.5%
Greif, Inc. Class A	4,661	280,126
Myers Industries, Inc.	125,040	2,338,248
O-I Glass, Inc. (a)	9,005	186,584
		2,804,958
Metals & Mining - 1.6%
Arconic Corp. (a)	4,003	115,727
ATI, Inc. (a)	31,164	1,077,651
Commercial Metals Co.	58,769	2,512,375
Constellium NV (a)	53,556	797,984
Materion Corp. (b)	10,732	1,076,849
Novagold Resources, Inc. (a)	16,389	84,403
Olympic Steel, Inc. (b)	5,061	211,651
Ryerson Holding Corp.	19,103	649,311
SunCoke Energy, Inc.	251,173	1,705,465
		8,231,416
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	13,311	404,521
Sylvamo Corp.	3,373	132,964
		537,485
TOTAL MATERIALS		24,309,334
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexanders, Inc.	1,922	315,516
American Assets Trust, Inc.	70,248	1,338,224
Ashford Hospitality Trust, Inc. (a)	103,577	429,845
Brandywine Realty Trust (SBI)	38,697	150,918
Community Healthcare Trust, Inc.	6,184	202,835
Corporate Office Properties Trust (SBI)	53,592	1,222,969
EastGroup Properties, Inc.	9,287	1,528,733
Empire State Realty Trust, Inc.	93,665	577,913
Equity Commonwealth	15,224	311,331
Essential Properties Realty Trust, Inc.	43,699	1,045,717
Global Medical REIT, Inc.	107,050	933,476
Global Net Lease, Inc.	95,706	920,692
LXP Industrial Trust (REIT)	142,484	1,473,285
National Storage Affiliates Trust	71,535	2,618,896
Outfront Media, Inc.	105,248	1,507,151
Paramount Group, Inc.	57,200	248,248
Phillips Edison & Co., Inc.	66,057	1,916,314
Piedmont Office Realty Trust, Inc. Class A	55,026	342,812
Retail Opportunity Investments Corp.	52,261	637,584
RPT Realty	12,300	114,636
Ryman Hospitality Properties, Inc.	33,453	3,068,644
SITE Centers Corp.	31,657	377,351
Summit Hotel Properties, Inc.	36,328	237,948
Terreno Realty Corp.	37,100	2,275,343
Universal Health Realty Income Trust (SBI)	15,526	678,176
		24,474,557
Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc. (a)	72,143	437,908
Cushman & Wakefield PLC (a)	165,200	1,310,036
eXp World Holdings, Inc.	6,434	99,019
		1,846,963
TOTAL REAL ESTATE		26,321,520
UTILITIES - 2.1%
Electric Utilities - 1.0%
Allete, Inc.	24,465	1,457,380
MGE Energy, Inc.	20,211	1,450,341
PNM Resources, Inc.	5,638	258,897
Portland General Electric Co.	47,392	2,309,412
		5,476,030
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc.:
Class A	62,450	1,716,126
Class C	46,807	1,344,765
		3,060,891
Multi-Utilities - 0.2%
Avista Corp.	7,220	298,547
Black Hills Corp.	12,033	733,411
		1,031,958
Water Utilities - 0.3%
American States Water Co.	15,310	1,359,834
TOTAL UTILITIES		10,928,713
TOTAL COMMON STOCKS (Cost $514,027,030)		526,987,686

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,440,232	2,440,720
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	28,208,315	28,211,136
TOTAL MONEY MARKET FUNDS (Cost $30,649,610)		30,651,856

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $544,676,640)	557,639,542
NET OTHER ASSETS (LIABILITIES) - (4.8)% (f)	(25,713,174)
NET ASSETS - 100.0%	531,926,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	42	Jun 2023	3,678,780	19,644	19,644

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $173,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	8,573,464	18,968,546	25,101,290	93,091	-	-	2,440,720	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	44,526,740	52,031,497	68,347,101	17,284	-	-	28,211,136	0.1%
Total	53,100,204	71,000,043	93,448,391	110,375	-	-	30,651,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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